Revenue and Accounts Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue From Contract With Customer And Accounts Receivable [Abstract]
Summary of Disaggregation of Revenue
The following table presents the detail of revenues as recorded in the unaudited condensed consolidated statements of operations:

	Nine Months Ended September 30,
	2021	2020
Revenue under power purchase agreements	$12,341	$8,830
Revenue from net metering credits	17,922	9,757
Solar renewable energy certificate revenue	17,164	13,353
Performance based incentives	1,051	1,636
Other revenue	1,744	437

Total	$50,222	$34,013

The following table presents the detail of revenues as recorded in the consolidated statements of operations:

	For the Year Ended December 31,
	2020	2019
Revenue under power purchase agreements	$11,639	$7,143
Revenue from net metering credits	12,171	9,282
Solar renewable energy certificate revenue	18,870	16,914
Performance based incentives	2,093	3,120
Other revenue	505	975

Total	$45,278	$37,434

Summary of Accounts Receivable
The following table presents the detail of receivables as recorded in accounts receivable in the unaudited condensed consolidated balance sheets:

	As of September 30, 2021	As of December 31, 2020
Power purchase agreements	$2,897	$1,388
Net metering credits	4,950	3,016
Solar renewable energy certificates	3,456	1,108
Performance based incentives	94	135
Other	159	105

Total	$11,556	$5,752

The following table presents the detail of receivables as recorded in accounts receivable in the consolidated balance sheets:

	As of December 31,
	2020	2019	2018
Power purchase agreements	$1,388	$574	$580
Net metering credits	3,016	748	791
Solar renewable energy certificates	1,108	342	336
Performance based incentives	135	70	60
Other	105	296	173

Total	$5,752	$2,030	$1,940